OTHER LONG-TERM ASSETS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Long term assets [Line Items]
Contract Assets	$ 402,000,000	$ 0
Restricted cash	(45,000,000)	(103,000,000)
Other	58,000,000	81,000,000
Other long-term assets, net	$ 505,000,000	$ 230,000,000